Investments accounted for using equity method (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	$ (8,914,097)	$ (5,560,522)	$ (5,228,135)
Associates [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	(1,473,169)	(1,825,613)	(1,555,744)
Associates [member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	(1,459,916)	(1,805,548)	(1,557,886)
Associates [member] | Other companies [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	(13,253)	(20,065)	2,142
Joint ventures [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	(7,440,928)	(3,734,909)	(3,672,391)
Joint ventures [member] | Cerveceria Austral S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	952,235	754,326	247,180
Joint ventures [member] | Foods Compania de Alimentos CCU S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	165,905	(519,536)	(1,251,392)
Joint ventures [member] | Central Cervecera de Colombia S.A.S. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	(8,646,651)	(3,969,699)	(2,668,179)
Joint ventures [member] | Zona Franca Central Cervecera S.A.S. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	$ 87,583	$ 0	$ 0